Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,360	$ 8,302
Accumulated depreciation and amortization	(5,629)	(5,238)
Premises and equipment, net	2,731	3,064
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	5,003	4,946
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,357	$ 3,356